PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 14,646	$ 7,092